Provisions for pensions (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Non- Current	$ 27,618	$ 29,805
Current	168	169
Total	27,786	29,974
France
Disclosure of defined benefit plans [line items]
Non- Current	17,742	19,122
Total	17,742	19,122
CANADA
Disclosure of defined benefit plans [line items]
Non- Current	5,181	6,538
Current	168	169
Total	5,349	6,707
Other
Disclosure of defined benefit plans [line items]
Non- Current	4,695	4,145
Total	$ 4,695	$ 4,145